NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE I – NOTES PAYABLE

Notes payable consist of:

	Principal Balance		Accrued Interest Balance
Description (i)	June 30, 2022	December 31, 2021	June 30, 2022	December 31, 2021

Gary Sumner June 29, 2017 note, interest at 5% compounded (default simple interest at 18%), due March 31, 2018	$45,000	$45,000	$110,172	$106,155
LTC International Corp July 3, 2018 note, interest at 20.8% (default interest at 41.6%), due December 17, 2018	4,732	4,732	29,715	28,739
Richard Wynns July 27, 2010 note, interest at 18% compounded (default compounded interest at 21%), due January 23, 2011	25,000	25,000	273,284	240,877
William Rittman May 10, 2016 note, interest at 16% compounded, due August 29, 2016	-	3,000	-	-
Barclay Lyons March 15, 2011 note, interest at 18.99% (default interest at 28.99%), due March 25, 2011	15,000	15,000	49,079	46,922
John Kroon March 17, 2010 note, interest at 18% compounded (default compounded interest at 21%), due September 13, 2010	10,000	10,000	116,748	104,704
Walter Jay Bell October 18, 2013 note, interest at 10%, due November 29, 2013	10,000	10,000	8,759	8,257
Walter Jay Bell April 24, 2016 note, interest at 10%, due June 30, 2016	8,641	8,641	2,699	2,483
George Ferch March 29, 2011 note, interest at 0% (default compounded interest at 21%), due June 27, 2011	5,000	5,000	44,145	39,572
Blackridge, LLC April 11, 2012 note, interest at 5% (default interest at 5%), due May 25, 2012	1,500	1,500	989	952
Total	$124,873	$127,873	$635,590	$578,661

(i)	Unless otherwise noted, interest is simple interest.

NOTE I – NOTES PAYABLE

Notes payable consist of:

	Principal Balance		Accrued Interest Balance
	December 31,		December 31,
Description (i)	2021	2020	2021	2020
Gary Sumner June 29, 2017 note, interest at 5% compounded (default simple interest at 18%), due March 31, 2018	$45,000	$45,000	$106,155	$98,055
LTC International Corp July 3, 2018 note, interest at 20.8% (default interest at 41.6%), due December 17, 2018	4,732	4,732	28,739	26,770
Richard Wynns July 27, 2010 note, interest at 18% compounded (default compounded interest at 21%), due January 23, 2011	25,000	25,000	240,877	190,908
William Rittman May 10, 2016 note, interest at 16% compounded, due August 29, 2016	3,000	11,250	-	8,545
Barclay Lyons March 15, 2011 note, interest at 18.99% (default interest at 28.99%), due March 25, 2011	15,000	15,000	46,922	42,574
John Kroon March 17, 2010 note, interest at 18% compounded (default compounded interest at 21%), due September 13, 2010	10,000	10,000	104,704	83,146
Walter Jay Bell October 18, 2013 note, interest at 10%, due November 29, 2013	10,000	10,000	8,257	7,246
Walter Jay Bell April 24, 2016 note, interest at 10%, due June 30, 2016	8,641	8,641	2,483	2,046
George Ferch March 29, 2011 note, interest at 0% (default compounded interest at 21%), due June 27, 2011	5,000	5,000	39,572	31,195
Blackridge, LLC April 11, 2012 note, interest at 5% (default interest at 5%), due May 25, 2012	1,500	1,500	952	877
Total	$127,873	$136,123	$578,661	$491,362

(i)	Unless otherwise noted, interest is simple interest.

CARBONMETA TECHNOLOGIES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended December 31, 2021 and 2020